Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by expected maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	₩ 310,388	₩ 353,935
Deposits due to customers	319,930,769	292,933,587
Borrowings	24,995,360	20,906,701
Debentures	46,284,097	39,224,937
Lease liabilities	354,751	419,421
Other financial liabilities	20,538,693	10,807,314
Total	412,414,058	364,645,895
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	100,976	68,909
Deposits due to customers	230,823,884	199,931,480
Borrowings	9,477,536	10,159,819
Debentures	3,068,600	3,246,233
Lease liabilities	41,716	53,429
Other financial liabilities	17,614,313	8,121,978
Total	261,127,025	221,581,848
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	10,397	131,496
Deposits due to customers	33,705,990	35,912,096
Borrowings	4,366,223	2,524,572
Debentures	4,201,926	3,396,427
Lease liabilities	53,260	44,894
Other financial liabilities	290,584	70,277
Total	42,628,380	42,079,762
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	91,785	41,428
Deposits due to customers	20,107,790	23,924,403
Borrowings	2,415,548	1,714,490
Debentures	5,316,672	3,929,346
Lease liabilities	30,216	40,949
Other financial liabilities	12,190	10,294
Total	27,974,201	29,660,910
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	107,230	112,102
Deposits due to customers	27,331,774	25,477,917
Borrowings	2,494,732	1,866,810
Debentures	5,371,869	3,495,915
Lease liabilities	25,653	35,074
Other financial liabilities	11,894	10,897
Total	35,343,152	30,998,715
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	7,871,688	7,582,278
Borrowings	5,800,815	4,177,634
Debentures	24,982,746	21,899,788
Lease liabilities	162,092	208,125
Other financial liabilities	610,514	451,096
Total	39,427,855	34,318,921
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	89,643	105,413
Borrowings	440,506	463,376
Debentures	3,342,284	3,257,228
Lease liabilities	41,814	36,950
Other financial liabilities	1,999,198	2,142,772
Total	₩ 5,913,445	₩ 6,005,739